Common shares, preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Schedule of Common Shares (Detail)
An unlimited number of common shares without nominal or par value.
Issued and fully
paid:

	2022			2021
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,215,337,523		$18,507	1,211,479,297		$18,239
Issued in relation to share-based payments, net (Note 26)	1,951,372		136	3,016,072		200
Issued in relation to the acquisition of a subsidiary or associated corporation	7,000,000		570	842,154		68
Repurchased for cancellation under the Normal Course Issuer Bid	(32,913,800)		(506)	–		–
Outstanding at end of year	1,191,375,095	(1)	$18,707	1,215,337,523	(1)	$18,507

(1)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2022, the number of such shares bought and sold was 17,757,599 (2021 – 18,532,448).

Schedule of Preferred Shares (Detail)
An unlimited number of preferred shares without nominal or par value.
Issued and fully paid:

	2022				2021
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share (1)	Conversion feature	Number of shares	Amount	Dividends declared per share	Conversion feature
NVCC Preferred shares: (a)
Series 32 (b)	–	–	–	–	–	–	0.138829	Series 33
Series 33 (b)	–	–	–	–	–	–	0.100614	Series 32
Series 34 (c)	–	–	–	–	–	–	0.687500	Series 35
Series 36 (d)	–	–	–	–	–	–	1.031250	Series 37
Series 38 (e)	–	–	0.303125	Series 39	20,000,000	500	1.212500	Series 39
Series 40 (f)	12,000,000	300	1.212500	Series 41	12,000,000	300	1.212500	Series 41
Total preferred shares	12,000,000	$300			32,000,000	$800

(1)	Dividends declared from November 1, 2021 to October 31, 2022.
Terms of NVCC preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
NVCC Preferred shares (a) :
Series 38 (e)	September 16, 2016	25.00	0.441800	January 27, 2017	4.19%	January 27, 2022	25.00
Series 40 (f)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)
Non-cumulative
preferential cash dividends on all series are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares Non Viability Contingent Capital (NVCC) (Series 40) are payable at the applicable rate for the initial five-year fixed rate period ending one day prior to the redemption date. Subsequent to the initial five-year fixed rate period, and resetting every five years thereafter, the dividend on such Rate Reset Preferred Shares will be determined by the sum of the
5-year
Government of Canada Yield plus the indicated rate reset spread, multiplied by $25.00. If outstanding, non-cumulative
preferential cash dividends on the Series 41 are payable quarterly, as and when declared by the Board. Dividends on the
Non-cumulative
5-Year
Rate Reset Preferred Shares NVCC (Series 41) are payable, at a rate equal to the sum of the three month Government of Canada Treasury Bill rate plus the rate reset spread of the converted preferred shares, multiplied by $25.00. For each of the years presented, the Bank paid all of the non-cumulative
preferred share dividends.

(b)
On February 2, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 32 and Series 33 at a price equal to $25.00 per share plus dividends declared on January 26, 2021 of $0.009891 per Series 32 share and $0.006976 per Series 33 share.

(c)
On April 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 34 at a price equal to $25.00 per share plus dividends declared on February 23, 2021 of $0.343750 per Series 34 share.

(d)
On July 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 36 at a price equal to $25.00 per share plus dividends declared on June 1, 2021 of $0.343750 per Series 36 share.

(e)
On January 27, 2022 the Bank redeemed all outstanding Non-cumulative Preferred Shares Series 38 at a price equal to $25.00 per share plus dividends declared on November 30, 2021 of $0.3031250 per Series 38 share.

(f)
Holders of Non-cumulative 5-Year Rate Reset Preferred Shares Series 40 (NVCC) will have the option to convert shares into an equal number of Non-cumulative Floating Rate Preferred Shares Series 41 (NVCC) on January 27, 2024, and on January 27 every five years thereafter. If outstanding, holders of Non-cumulative Floating Rate Reset Preferred Shares Series 41 (NVCC) will have the option to convert shares into an equal number of Non-cumulative 5-Year Rate Reset Preferred Shares Series 40 (NVCC) on January 27, 2029, and on January 27 every five years thereafter. With respect to Series 40 and 41, if the Bank determines that, after giving effect to any Election Notices received, there would be less than 1,000,000 preferred shares of such Series issued and outstanding on an applicable conversion date, then all of the issued and outstanding preferred shares of such Series will automatically be converted into an equal number of the preferred shares of the other relevant Series. With regulatory approval, Series 40 preferred shares may be redeemed by the Bank on January 27, 2024 and every five years thereafter, and for Series 41 preferred shares, if outstanding, on January 27, 2029 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

Schedule of Other equity instruments
Other equity instruments are comprised of NVCC additional Tier 1 qualifying regulatory capital notes:

									2022			2021
First issue date/Series number	Notional Amount (millions)		Next reset date	Interest rate	Interest rate after reset		Next redemption date	Redemption frequency after reset (1)	Amount	Distributions paid per Note (2)		Amount	Distributions paid per Note (2)
Subordinated Additional Tier 1 Capital Notes (3)(4)
October 12, 2017	US$	1,250	January 12, 2023	6.56714%	LIBOR +2.648	(5) %	January 12, 2023	Quarterly	$1,560	US$	46.50	$1,560	US$	46.50
June 4, 2020	US$	1,250	June 4, 2025	4.900%	UST +4.551	(6) %	June 4, 2025	Every five years	$1,689	US$	49.00	$1,689	US$	49.00
Limited Recourse Capital Notes (3)(7)
Series 1 (8)		$1,250	July 27, 2026	3.700%	GOC +2.761	(9) %	June 27, 2026	Every five years	$1,250		$37.00	$1,250		$13.51
Series 2 (10)	US$	600	October 27, 2026	3.625%	UST +2.613	(6) %	October 27, 2026	Quarterly	$753	US$	38.26	$753	US$	–
Series 3 (11)		$1,500	July 27, 2027	7.023%	GOC +3.95	(9) %	June 27, 2027	Every five years	$1,500		$25.45	$–		$–
Series 4 (12)	US$	750	October 27, 2027	8.625%	UST +4.389	(6) %	October 27, 2027	Quarterly	$1,023	US$	–	$–	US$	–
Total other equity instruments									$7,775			$5,252

(1)
Each security is redeemable at the sole discretion of the Bank on the first res et
 date and every quarter or five years, as applicable, thereafter. Limited Recourse Capital Notes (LRCN) Series 1 and Series 3 are also redeemable in the one month period preceding each reset date. The securities are also redeemable following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent and occur at a redemption price of par plus accrued and unpaid interest (unless canceled, where applicable).

(2)	Distributions paid from November 1 to October 31 in the relevant fiscal year per face amount of $1,000 or US$1,000, as applicable.
(3)	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
(4)
While interest is payable on the securities when it becomes due, the Bank may, at its sole discretion and with notice, cancel interest payments. Refer to Note 24(c) – Restriction on payment of dividends and retirement of shares.

(5)	Three-month US$ LIBOR.
(6)	The then-prevailing five-year U.S. Treasury Rate.
(7)
Interest on LRCN is non-deferrable, however, non-payment of interest that is not cured within five business days results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares. Refer to Note 24(c) – Restriction on payment of dividends and retirement of shares.

(8)
On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(9)	The then-prevailing five-year Government of Canada yield.
(10)
On October 7, 2021, the Bank issued US$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued US$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(11)
On June 16, 2022, the Bank issued $1,500 million 7.023% Fixed Rate Resetting Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”). In connection with the issuance of LRCN Series 3, the Bank issued $1,500 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to
Scotiabank LRCN Trust
to be held as trust assets in connection with the LRCN structure.

(12)
On October 25, 2022, the Bank issued US$750 million 8.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 4 (NVCC) (“LRCN Series 4”). In connection with the issuance of LRCN Series 4, the Bank issued US$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 4 AT1 Notes”) to
Scotiabank LRCN Trust
to be held as trust assets in connection with the LRCN structure.